UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

                Investment Company Act file number     811-21031
                                                  -------------------------

                    ACP Strategic Opportunities Fund II, LLC
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               (Exact name of registrant as specified in charter)

                         1235 Westlakes Drive, Suite 130
                                 Berwyn,PA19312
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               (Address of principal executive offices) (Zip code)

                                 Gary E. Shugrue
                          Ascendant Capital Partners LP
                         1235 Westlakes Drive, Suite 130
                                 Berwyn,PA19312
     ----------------------------------------------------------------------
                     (Name and address of agent for service)

     Registrant's telephone number, including area code: (302) 791-1311
                                                         --------------

                       Date of fiscal year end: December 31
                                                -----------

                    Date of reporting period: March 31, 2007
                                             ---------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sec.Sec. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Sec. 3507.

ITEM  1.  SCHEDULE  OF  INVESTMENTS.
The Schedule of Investments is attached herewith.

ACP STRATEGIC OPPORTUNITIES FUND II, LLC

SCHEDULE OF INVESTMENTS - MARCH 31, 2007

---------------------------------------------------------------------
                                                          FAIR VALUE
                                                          -----------
INVESTMENTS IN UNDERLYING FUNDS ^ # - 94.35%
LONG/SHORT EQUITY:

  CONSUMER - 12.15%
    Tiedemann/Falconer Partners, LP (Cost $2,000,000)       2,459,228
    Zeke, LP (Cost $590,000)                                  909,825
                                                          -----------
                                                            3,369,053
                                                          -----------

  DIVERSIFIED - 35.52%
    Bull Path Fund I, LP (Cost $2,050,000)                  2,343,332
    Copper Beech Partners Fund, LP (Cost $0)
    Healy Circle Partners, LP (Cost $1,308,000)             1,835,010
    JetStream Global Fund, LP (Cost $1,500,000)             2,137,207
    Redstone Investors, LP (Cost $1,400,000)                1,798,729
    Sonar Partners, LP (Cost $1,500,000)                    1,732,263
                                                          -----------
                                                            9,846,541
                                                          -----------

  FINANCIAL SERVICES - 8.52%
    Castine Partners, LP (Cost $2,000,000)                  2,360,997
  NATURAL RESOURCES - 7.06%
    Hard Assets Partners LP (Cost $1,500,000)               1,956,112
  LARGE CAP GROWTH - 7.68%
    Litchfield Capital Partners, LP (Cost $2,000,000)       2,130,184
  SMALL CAP VALUE - 7.67%
    Rivanna Partners, LP (Cost $2,000,000)                  2,125,531

  TECHNOLOGY - 12.54%
    Brightfield Partners, LP (Cost $1,690,000)              2,182,388
    Connective Capital I, LP (Cost $1,250,000)              1,293,919
                                                          -----------
                                                            3,476,307
  VALUE - 3.21%
    North Star Partners II, LP (Cost $590,000)                890,903
                                                          -----------

TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $21,378,000)

OTHER ASSETS LESS LIABILITIES - 5.65%                       1,566,955
                                                          -----------

MEMBERS' CAPITAL - 100.00%                                $27,722,583
                                                          ===========

^ - Securities are issued in private placement transactions and as such are restricted as to resale. Total cost and market value of restricted securities as of March 31, 2007 was $21,378,000 and $26,155,628, respectively.

# - Non-income producing securities.

*Cost for Federal income tax purposes is substantially the same as for financial statement purposes. Net unrealized appreciation
(depreciation) consists of:

     Gross Unrealized Appreciation               $ 4,777,628
     Gross Unrealized Depreciation                        (0)
                                                  -----------
     Net Unrealized Appreciation (Depreciation)    $4,77,628
                                                  ===========

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIALSTATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                       ACP Strategic Opportunities Fund II, LLC
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By (Signature and Title)*          /s/ Gary E. Shugrue
                         -------------------------------------------------------
                                   Gary E. Shugrue, President,
                                   Chief Investment Officer and
                                   Chief Financial Officer
                                   (principal executive officer
                                   and principal financial officer)

Date     May 30, 2007
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Pursuant  to  the  requirements  of  the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*          /s/ Gary E. Shugrue
                         -------------------------------------------------------
                                   Gary E. Shugrue, President,
                                   Chief Investment Officer and
                                   Chief Financial Officer
                                   (principal executive officer
                                   and principal financial officer)

Date     May 30, 2007
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* Print the name and title of each signing officer under his or her signature.